Post-retirement benefits	12 Months Ended
Dec. 31, 2017
Post-retirement benefits
Post-retirement benefits

20 Post-retirement benefits

Pensions

Background

The Company and most of its subsidiaries offer retirement plans which cover the majority of employees in the Group. Many of these plans are ‘defined contribution’ (“DC”), where the Company contribution and resulting charge is fixed at a set level or is a set percentage of employees’ pay.

However, several plans, mainly in the UK, the US and Sweden, are ‘defined benefit’ (“DB”), where benefits are based on employees’ length of service and linked to their salary. The major defined benefit plans, apart from the collectively bargained Swedish plan (which is still open to employees born before 1979), have been closed to new entrants since 2000. During 2010, following consultation with its UK employees’ representatives, the Company introduced a freeze on pensionable pay at 30 June 2010 levels for defined benefit members of the UK Pension Fund. The number of active members in the Fund continues to decline and is now below 900 employees.

In November 2017, the Company decided to close both the qualified and non-qualified US pension plans to future accrual effective from 31 December 2017. The legacy DB participants are eligible for DC benefits from 1 January 2018. In addition, the eligibility criteria to qualify for benefits within the US post-retirement welfare plan was also changed effective from 1 November 2017. Further information on the financial impact of these changes is set out later in this section.

The major defined benefit plans are funded through separate, fiduciary-administered assets. The cash funding of the plans, which may from time to time involve special Company payments, is designed, in consultation with independent qualified actuaries, to ensure that the assets are sufficient to meet future obligations as and when they fall due. The funding level is monitored rigorously by the Company and local fiduciaries taking into account: the Company’s credit rating, local regulation, cash flows and the solvency and maturity of the relevant pension scheme.

Financing principles

Ninety two per cent of the Company’s defined benefit obligations at 31 December 2017 are in schemes within the UK, the US and Sweden. In these countries, the pension obligations are funded in line with the Company’s financing principles. There have been no fundamental changes to these principles during 2017. The Company believes:

>	in funding the benefits it promises to employees and meeting its obligations.
>

that the pension arrangements should be considered in the context of its broader capital structure. In general, it does not believe in committing excessive capital for funding when the Company might use the capital elsewhere to reinvest in the wider business, nor does it wish to generate surpluses.

>	in taking some measured and rewarded risks with the investments underlying the funding, subject to a long-term plan to reduce those risks when opportunities arise.
>

that holding certain investments may cause volatility in the funding position. However, the Company would not wish to amend its contribution level for relatively small deviations from its preferred funding level, because it is expected that there will be short-term volatility, but it is prepared to react appropriately to more significant deviations.

>

that proactive engagement with local Fiduciary Bodies is necessary and helpful to provide robust oversight and input in relation to funding and investment strategy and to facilitate liability management exercises appropriate to each pension plan.

>	in considering the use of alternative methods of providing security that do not require immediate cash funding but help mitigate exposure of the pension arrangement to the credit risk of the Company.

These principles are appropriate at the present date but they are kept under ongoing review; should circumstances change these principles may also be subject to change.

The Company has developed a long-term funding framework to implement these principles, which targets full funding on a low risk funding measure over the long term as the pension funds mature, with affordable long-term de-risking of investment strategy over time. Unless local regulation dictates otherwise, this framework determines the cash contributions payable to the pension funds.

UK

The UK defined benefit pension fund represents approximately 64% of the Company’s defined benefit obligations at 31 December 2017. The financing principles are modified in light of the UK regulatory requirements (summarised below) and resulting discussions with the Pension Fund Trustee.

Role of Trustees (UK)

The UK Pension Fund is governed and administered by a corporate Trustee which is legally separate from the Company. The Trustee Directors are comprised of representatives appointed by both the employer and employees, and include an independent professional Trustee Director. The Trustee Directors are required by law to act in the interest of all relevant beneficiaries and are responsible in particular for the asset investment policy and the day-to-day administration of the benefits. They are also responsible for jointly agreeing with the employer the level of contributions due to the UK Pension Fund (see below).

Funding requirements (UK)

UK legislation requires that pension schemes are funded prudently (ie to a level in excess of the current expected cost of providing benefits). On a triennial basis, the Trustee and the Company must agree the contributions required (if any) to ensure the Fund is fully funded over an appropriate time period and on a suitable prudent measure. The last full actuarial valuation of the AstraZeneca Pension Fund was carried out by a qualified actuary as at 31 March 2016 and following discussions between the Company and Trustee was finalised and accepted by The Pensions Regulator in 2017. The next actuarial valuation is due to take place as at 31 March 2019.

In relation to deficit recovery contributions, a lump sum contribution of £51m ($64m) was made in March 2017, with a further £51m contribution due before 31 March 2018. In addition, a further contribution of £25.2m is also due before 31 March 2018 in relation to part payment of the deferred contribution explained below.

During 2017, the Company provided a letter of credit to the Trustee, to underwrite the deferral of an additional deficit recovery contribution payment of approximately £126m which was due in 2017. This contribution will now be paid in five equal instalments from March 2018 to March 2022. The letter of credit underwriting these payments will be renewed each year, but will reduce in value as each annual payment is made.

The Company entered into a long-term funding agreement with the Trustee in October 2016 under which the Company will grant a charge in favour of the Trustee over the new Cambridge Biomedical Campus, upon practical completion, which would crystallise only in the event of the Company’s insolvency. This charge will provide security in respect of future UK Pension Fund contributions.

Under the funding assumptions used to set the statutory funding target, the key assumptions from the actuarial valuation as at 31 March 2016 were as follows: long-term UK price inflation set at 2.6% per annum, salary increases at 0% per annum (as a result of pensionable pay levels being frozen in 2010), pension increases at 2.85% per annum and discount rate at 3.71% per annum. The resulting valuation of the Fund’s liabilities on that basis were £5,265m  ($7,091m) compared to a market value of assets at 31 March 2016 of £4,492m  ($6,050m).

Under the governing documentation of the UK Pension Fund, any future surplus in the Fund would be returnable to the Company by refund assuming gradual settlement of the liabilities over the lifetime of the Fund. As such, there are no adjustments required in respect of IFRIC 14 ‘IAS 19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction’.

Liability Management Exercises (UK)

During 2017, the Company completed a Pensions Increase Exchange (PIE) exercise. This exercise, which commenced in 2016, offered certain pensioner members the option of taking a higher amount of pension right away, in exchange for giving up any potential future inflation linked increases on all, or part of their pension. A credit to the income statement was recognised in 2016 in respect of this exercise of £54m ($74m), in Operating Profit.  No such credit was recognised in 2017.

Regulation (UK)

The UK pensions market is regulated by The Pensions Regulator whose statutory objectives and regulatory powers are described on its website, www.thepensionsregulator.gov.uk.

Rest of Group

The IAS 19 positions for the US and Sweden as at 31 December 2017 are shown below. These plans account for 28% of the Group’s defined benefit obligations. The US and Sweden pension funds are governed by Fiduciary Bodies with responsibility for the investment policies of those funds. These plans are funded in line with the Company’s financing principles and contributions are paid as prescribed by the long-term funding framework.

As earlier mentioned, the Company announced changes to retirement benefit plans in the US in November 2017. Both the qualified and non-qualified defined benefit pension plans closed to future accrual (ie were frozen), effective 31 December 2017, and changes in eligibility criteria were made for the post-retirement welfare plan effective 1 November 2017. These changes triggered curtailment gains totalling $92m on re-measurement of the future liabilities and which, under the rules of IAS 19, are recognised immediately in the Income statement.

>

The US defined benefits programme was actuarially revalued at 31 December 2017, when plan obligations were $1,708m and plan assets were $1,603m. This includes obligations in respect of the non-qualified plan which is largely unfunded.

>	The Swedish defined benefits programme was actuarially revalued at 31 December 2017, when plan obligations were estimated to amount to $1,811m and plan assets were $1,146m.

On current bases, it is expected that ongoing contributions (excluding those in respect of past service deficit contributions) during the year ending 31 December 2018 for the three main countries will be approximately $68m.

Post-retirement benefits other than pensions

In the US, and to a lesser extent in certain other countries, AstraZeneca’s employment practices include the provision of healthcare and life assurance benefits for retired employees. As at 31 December 2017, some 3,338 retired employees and covered dependants currently benefit from these provisions and some 2,833 current employees will be eligible on their retirement. AstraZeneca accrues for the present value of such retiree obligations over the working life of the employee. In practice, these benefits will be funded with reference to the financing principles.

The cost of post-retirement benefits other than pensions for the Group in 2017 was $14m (2016: $17m; 2015: $23m). Plan assets were $290m and plan obligations were $279m at 31 December 2017. These benefit plans have been included in the disclosure of post-retirement benefits under IAS 19.

Financial assumptions

Qualified independent actuaries have updated the actuarial valuations under IAS 19 of the major defined benefit schemes operated by the Group to 31 December 2017. The assumptions used by the actuaries are chosen from a range of possible actuarial assumptions which, due to the long‑term nature of the schemes, may not necessarily be borne out in practice. These assumptions were as follows:

	2017		2016
	UK	Rest of Group	UK	Rest of Group
Inflation assumption	3.1%	2.2%	3.2%	2.1%
Rate of increase in salaries	– [1]	3.1%	– [1]	3.1%
Rate of increase in pensions in payment	2.9%	1.1%	3.0%	0.9%
Discount rate – defined benefit obligation	2.5%[2]	3.0%[2]	2.7%	3.3%
Discount rate – interest cost[2]	2.5%[3]	2.7%[3]	N/A	N/A
Discount rate – service cost[2]	2.7%[3]	3.5%[3]	N/A	N/A
[1]	Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
[2]	Group defined benefit obligation as at 31 December 2017 calculated using discount rates based on market conditions as at 31 December 2017.
[3]	2017 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2016.

The weighted average duration of the post-retirement scheme obligations in the UK is 17 years and 15 years in the Rest of Group.

Discount rate and methodology changes

In 2016, the Company’s discount rates were based on yields on long-term AA-rated fixed income instruments, using a single discount rate for each pension plan to value the defined benefit obligations, service cost and interest cost. As stated last year, from January 2017, for the largest plans, the Company moved to a multiple discount rate approach. This has resulted in separate discount rates for defined benefit obligations, service cost and interest cost. The change has impacted on the measurement of the service and interest cost items in 2017.

Demographic assumptions

The mortality assumptions are based on country-specific mortality tables. These are compared to actual experience and adjusted where sufficient data is available. Additional allowance for future improvements in life expectancy is included for all major schemes where there is credible data to support this continuing trend.

The table below illustrates life expectancy assumptions at age 65 for male members retiring in 2017 and male members expected to retire in 2037 (2016: 2016 and 2036 respectively).

	Life expectancy assumption for a male member retiring at age 65
Country	2017	2037	2016	2036
UK	23.7	24.8	23.3	24.6
US	20.8	23.0	22.4	23.9
Sweden	21.9	23.6	21.8	23.6

The Company adopted the CMI 2016 Mortality Projections Model with a 1% long-term improvement rate in 2017 in the UK.

Risks associated with the Company’s defined benefit pensions

The UK defined benefit plan accounts for 64% of the Group’s defined benefit obligations and exposes the Company to a number of risks, the most significant of which are:

Risk	Description	Mitigation
Volatile asset returns

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. The UK Pension Fund holds a significant proportion (around 72.5%) in growth assets. Although these growth assets are expected to outperform AA-rated corporate bonds in the long-term, they can lead to volatility and mismatching risk in the short-term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will continue to evolve to further improve the expected risk/return profile as opportunities arise.

The Trustee has hedged the vast majority (over 85%) of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Changes in bond yields	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is implemented via holding gilts and swaps of appropriate duration and set at approximately 80% of total assets and protects to some degree against falls in long-term interest rates (approximately 75% hedged at the end of 2016). There is a framework in place to gradually increase the level of interest rate hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

Note that there are some differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and swaps) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk on an accounting basis should yields on gilts and swaps diverge compared to corporate bonds (ie the ‘credit spread’ between gilts and corporate bonds narrows).

Inflation risk

A significant proportion of the DBO is indexed in line with price inflation (specifically inflation in the UK Retail Price Index) and higher inflation will lead to higher liabilities (although, in most cases, this is capped at an annual increase of 5%).

The UK Pension Fund holds index-linked gilts and derivative instruments such as swaps. The inflation hedge of the UK Pension Fund is set at approximately 85% of total assets and protects to some degree against higher-than-expected inflation increases on the DBO (approximately 75% hedged at the end of 2016). There is a framework in place to gradually increase the level of inflation hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

The UK Pension Fund entered into a longevity swap during 2013 which provides hedging against the longevity risk of increasing life expectancy over the next 76 years for around 10,000 of the UK Pension Fund’s current pensioners and covers $2.4bn of the UK Pension Fund’s liabilities. A one-year increase in life expectancy will result in a $244m increase in pension fund assets.

Other risks

There are a number of other risks of running the UK Pension Fund including counterparty risks from using derivatives (mitigated by using a diversified range of counterparties of high standing and ensuring positions are collateralised daily). Furthermore, there are operational risks (such as paying out the wrong benefits) and legislative risks (such as the government increasing the burden on pension funds through new legislation). These are mitigated so far as possible via the governance structure in place which oversees and administers the pension funds.

The Company’s pension plans in the US and Sweden also manage these key risks, where they are relevant, in a similar manner, operating a diversified growth portfolio and a framework to hedge interest rate risk.

Post-retirement scheme deficit

The assets and obligations of the defined benefit schemes operated by the Company at 31 December 2017, as calculated in accordance with IAS 19, are shown overleaf. The fair values of the schemes’ assets are not intended to be realised in the short term and may be subject to significant change before they are realised. The present value of the schemes’ obligations is derived from cash flow projections over long periods and is therefore inherently uncertain.

Scheme assets

	2016
		UK		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,590	–	79	48	1,669	48	1,717
Corporate bonds[2]	–	34	846	–	846	34	880
Derivatives[3]	–	(82)	(10)	(4)	(10)	(86)	(96)
Investment funds: Listed Equities	–	1,264	332	424	332	1,688	2,020
Investment funds: Global Macro Hedge[4]	–	1,044	–	360	–	1,404	1,404
Investment funds: Diversified growth/Multi Strategy[4]	–	1,460	–	267	–	1,727	1,727
Investment funds: Multi-asset credit[4]	–	622	–	232	–	854	854
Cash and cash equivalents	15	190	115	26	130	216	346
Other	–	–	2	262	2	262	264
Total fair value of scheme assets[5]	1,605	4,532	1,364	1,615	2,969	6,147	9,116

	2017
		UK		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,056	–	79	45	2,135	45	2,180
Corporate bonds[2]	–	37	849	–	849	37	886
Derivatives[3]	–	(237)	(12)	26	(12)	(211)	(223)
Investment funds: Listed Equities	–	1,174	371	421	371	1,595	1,966
Investment funds: Global Macro Hedge[4]	–	1,004	–	396	–	1,400	1,400
Investment funds: Diversified growth/Multi Strategy[4]	–	1,921	–	416	–	2,337	2,337
Investment funds: Multi-asset credit[4]	–	633	–	268	–	901	901
Cash and cash equivalents	40	121	23	23	63	144	207
Other	–	–	2	266	2	266	268
Total fair value of scheme assets[5]	2,096	4,653	1,312	1,861	3,408	6,514	9,922
[1]	Predominantly developed markets in nature.
[2]	Predominantly developed markets in nature and investment grade (AAA-BBB).
[3]	Includes interest rate swaps, inflation swaps, longevity swap and other contracts.
[4]

Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets across the world), Multi Asset Credit (bonds and debt including a range of investment grade and non-investment grade credit across the world), Diversified Growth/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes), and Global Macro Hedge Funds (Discretionary/Fundamental Macro and managed futures).

[5]	Included in scheme assets is $nil (2016: $nil) of the Company’s own assets.

Scheme obligations

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(814)	(1,018)	(1,832)	(679)	(1,590)	(2,269)
Deferred membership	(1,998)	(1,688)	(3,686)	(1,806)	(1,046)	(2,852)
Pensioners	(5,220)	(1,767)	(6,987)	(4,633)	(1,548)	(6,181)
Total value of scheme obligations	(8,032)	(4,473)	(12,505)	(7,118)	(4,184)	(11,302)

Net deficit in the scheme

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Total fair value of scheme assets	6,749	3,173	9,922	6,137	2,979	9,116
Total value of scheme obligations	(8,032)	(4,473)	(12,505)	(7,118)	(4,184)	(11,302)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,283)	(1,300)	(2,583)	(981)	(1,205)	(2,186)

Fair value of scheme assets

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
At beginning of year	6,137	2,979	9,116	6,467	2,954	9,421
Interest income on scheme assets	159	81	240	221	104	325
Expenses	(6)	(12)	(18)	(5)	(9)	(14)
Actuarial gains	45	188	233	858	84	942
Exchange and other adjustments	596	176	772	(1,228)	(26)	(1,254)
Employer contributions	123	34	157	130	62	192
Participant contributions	3	–	3	4	–	4
Benefits paid	(308)	(273)	(581)	(310)	(190)	(500)
Scheme assets’ fair value at end of year	6,749	3,173	9,922	6,137	2,979	9,116

The actual return on the plan assets was a gain of $473m (2016: gain of $1,267m).

Movement in post-retirement scheme obligations

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(7,118)	(4,184)	(11,302)	(7,451)	(3,944)	(11,395)
Current service cost	(23)	(64)	(87)	(20)	(82)	(102)
Past service (cost)/credit	(39)	70	31	27	15	42
Participant contributions	(3)	–	(3)	(4)	(4)	(8)
Benefits paid	308	273	581	310	190	500
Interest expense on post-retirement scheme obligations	(184)	(105)	(289)	(253)	(135)	(388)
Actuarial losses	(272)	(202)	(474)	(1,189)	(328)	(1,517)
Exchange and other adjustments	(701)	(261)	(962)	1,462	104	1,566
Present value of obligations in scheme at end of year	(8,032)	(4,473)	(12,505)	(7,118)	(4,184)	(11,302)

The obligations arise from the following plans:

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Funded – pension schemes	(8,013)	(3,698)	(11,711)	(7,101)	(3,309)	(10,410)
Funded – post-retirement healthcare	–	(245)	(245)	–	(279)	(279)
Unfunded – pension schemes	–	(515)	(515)	–	(583)	(583)
Unfunded – post-retirement healthcare	(19)	(15)	(34)	(17)	(13)	(30)
Total	(8,032)	(4,473)	(12,505)	(7,118)	(4,184)	(11,302)

Consolidated Statement of Comprehensive Income disclosures

The amounts that have been charged to the Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes for the year ended 31 December 2017, are set out below.

	2017			2016
	UK	Rest of Group	Total	UK	Rest of Group	Total
	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(23)	(64)	(87)	(20)	(82)	(102)
Past service (cost)/credit	(39)	70	31	27	15	42
Expenses	(6)	(12)	(18)	(5)	(9)	(14)
Total charge to operating profit	(68)	(6)	(74)	2	(76)	(74)
Finance expense
Interest income on scheme assets	159	81	240	221	104	325
Interest expense on post-retirement scheme obligations	(184)	(105)	(289)	(253)	(135)	(388)
Net interest on post-employment defined benefit plan liabilities	(25)	(24)	(49)	(32)	(31)	(63)
Charge before taxation	(93)	(30)	(123)	(30)	(107)	(137)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	45	188	233	858	84	942
Experience gains/(losses) arising on the post-retirement scheme obligations	(50)	(4)	(54)	220	(6)	214
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(261)	(214)	(475)	(1,409)	(377)	(1,786)
Changes in demographic assumptions	39	15	54	–	55	55
Remeasurement of the defined benefit liability	(227)	(15)	(242)	(331)	(244)	(575)

Past service credit in 2017 includes a credit to Operating Profit of $92m arising from the changes to the defined benefit and post-retirement welfare plans in the US, as referred to in the Rest of Group section on page 166. The past service credit in 2017 has been partially offset by costs predominantly related to enhanced pensions in early retirement in the UK and Sweden.

Group costs in respect of defined contribution schemes during the year were $304m (2016: $352m).

Rate sensitivities

The following table shows the US dollar effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations in our three main defined benefit pension obligation countries.

	2017		2016
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	618	(703)	546	(712)
US ($m)	95	(101)	107	(114)
Sweden ($m)	147	(168)	128	(149)
Total ($m)	860	(972)	781	(975)

	2017		2016
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(526)	495	(510)	486
US ($m)	–	–	(12)	12
Sweden ($m)	(165)	146	(147)	127
Total ($m)	(691)	641	(669)	625

	2017		2016
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	–	–	–	–
US ($m)	–	–	(9)	9
Sweden ($m)	(51)	47	(33)	30
Total ($m)	(51)	47	(42)	39

	2017				2016
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(337)	[2]	337	[3]	(300)	292
US ($m)	(26)		27		(27)	28
Sweden ($m)	(63)		64		(57)	57
Total ($m)	(426)		428		(384)	377
[1]	Rate of increase in pensions in payment follows inflation.
[2]	Of the $337m increase, $244m is covered by the longevity swap.
[3]	Of the $337m decrease, $236m is covered by the longevity swap.

The sensitivity to the financial assumptions shown above has been estimated taking into account the approximate duration of the liabilities and the overall profile of the plan membership. The sensitivity to the life expectancy assumption has been estimated based on the distribution of the plan cash flows.